UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-6500

Name of Fund:  MuniYield New York Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, MuniYield New York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


MuniYield New York Insured Fund, Inc.


Schedule of Investments as of July 31, 2005                                                                        (in Thousands)
                           Face
                         Amount    Municipal Bonds                                                                       Value
New York - 127.0%     $  23,790    Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT, 6%
                                   due 12/15/2023 (c)                                                                 $    25,704

                          8,200    Buffalo and Fort Erie, New York, Public Bridge Authority, Toll Bridge System
                                   Revenue Bonds, 5.75% due 1/01/2025 (d)                                                   8,301

                                   Buffalo, New York, School, GO, Series D (b):
                          1,250        5.50% due 12/15/2014                                                                 1,383
                          1,500        5.50% due 12/15/2016                                                                 1,675

                          4,300    Buffalo, New York, Sewer Authority, Revenue Refunding Bonds, Series F, 6% due
                                   7/01/2013 (b)                                                                            4,993

                          1,700    Dutchess County, New York, Resource Recovery Agency Revenue Bonds (Solid Waste
                                   System-Forward), Series A, 5.40% due 1/01/2013 (d)                                       1,866

                                   Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo
                                   Project) (c):
                          1,900        5.75% due 5/01/2020                                                                  2,132
                          5,250        5.75% due 5/01/2024                                                                  5,759

                                   Huntington, New York, GO, Refunding (a):
                            485        5.50% due 4/15/2011                                                                    536
                            460        5.50% due 4/15/2012                                                                    516
                            455        5.50% due 4/15/2013                                                                    512
                            450        5.50% due 4/15/2014                                                                    509
                            450        5.50% due 4/15/2015                                                                    512

                          1,675    Ilion, New York, Central School District, GO, Series B, 5.50% due 6/15/2010 (b)          1,863

                                   Long Island Power Authority, New York, Electric System Revenue Bonds, Series A (a):
                          7,000        5% due 9/01/2029                                                                     7,398
                          8,500        5% due 9/01/2034                                                                     8,943

                          2,000    Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds,
                                   Series A, 5.75% due 1/01/2008 (d)(e)                                                     2,162

                         10,000    Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                                   Refunding Bonds, Series B, 4.875% due 7/01/2018 (b)(h)                                  10,383

                                   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                                   Series A:
                          7,280        5% due 11/15/2011 (b)(e)                                                             7,948
                          1,015        5% due 11/15/2032 (c)                                                                1,059


Portfolio Abbreviations


To simplify the listings of MuniYield New York Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
DRIVERS      Derivative Inverse Tax-Exempt Receipts
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
RIB          Residual Interest Bonds
VRDN         Variable Rate Demand Notes



MuniYield New York Insured Fund, Inc.


Schedule of Investments as of July 31, 2005 (concluded)                                                            (in Thousands)
                           Face
                         Amount    Municipal Bonds                                                                       Value
New York              $  10,000    Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
(concluded)                        Refunding Bonds, Series A, 5% due 11/15/2030 (d)                                   $    10,453

                                   Metropolitan Transportation Authority, New York, Revenue Bonds:
                          2,715        Series A, 5% due 11/15/2033 (a)                                                      2,871
                          2,500        Series A, 4.50% due 11/15/2034 (a)                                                   2,492
                          2,500        Series B, 5% due 11/15/2035 (d)                                                      2,644

                                   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds:
                         28,900        RIB, Series 724X, 8.93% due 11/15/2032 (c)(g)                                       36,253
                          1,740        Series A, 5.125% due 11/15/2022 (b)                                                  1,872
                          2,500        Series A, 5.25% due 11/15/2031 (b)                                                   2,694
                          1,500        Series B, 5% due 11/15/2028 (d)                                                      1,580

                          2,000    Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding
                                   Bonds, Series A, 5% due 7/01/2025 (b)                                                    2,114

                                   Metropolitan Transportation Authority, New York, Transit Facilities Revenue Refunding
                                   Bonds, Series C (c)(e):
                          2,885        5.125% due 1/01/2012                                                                 3,163
                          1,640        5.125% due 7/01/2012                                                                 1,807

                          2,500    Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                                   Series A, 5% due 11/15/2032 (b)                                                          2,621

                                   Metropolitan Transportation Authority, New York, Transportation Revenue Refunding
                                   Bonds, Series F (d):
                          6,235        5.25% due 11/15/2027                                                                 6,736
                          5,000        5% due 11/15/2031                                                                    5,220

                                   Monroe County, New York, IDA Revenue Bonds (Southview Towers Project), AMT:
                          1,400        6.125% due 2/01/2020                                                                 1,530
                          1,125        6.25% due 2/01/2031                                                                  1,236

                          1,410    Montgomery County, New York, IDA, Lease Revenue Bonds (Hamilton Fulton Montgomery
                                   Board of Cooperative Educational Services Project), Series A, 5% due 7/01/2034 (l)       1,474

                         12,130    Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75% due
                                   8/01/2009 (c)(e)(m)                                                                     13,563

                            455    New York City, New York, City Health and Hospital Corporation, Health System
                                   Revenue Bonds, Series A, 5.375% due 2/15/2026                                              474

                          1,275    New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
                                   (Nightingale-Bamford School), 5.25% due 1/15/2018 (a)                                    1,395

                          8,175    New York City, New York, City IDA, IDR (Japan Airlines Company), AMT, 6% due
                                   11/01/2015 (c)                                                                           8,550

                          7,970    New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal
                                   Charter-New York Presbyterian), 5.75% due 12/15/2029 (c)                                 9,076

                         14,970    New York City, New York, City IDA, Special Facilities Revenue Bonds (Terminal
                                   One Group Association Project), AMT, 6.125% due 1/01/2024 (d)                           15,197

                            500    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                   System, Crossover Revenue Refunding Bonds, Series F, 5% due 6/15/2029 (c)                  519

                                   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                   System Revenue Bonds:
                         12,500        RIB, Series 726X, 8.93% due 6/15/2027 (d)(g)                                        15,427
                          2,850        Series A, 5.75% due 6/15/2009 (b)(e)                                                 3,151
                          4,085        Series B, 5.75% due 6/15/2006 (d)(e)                                                 4,233
                         17,200        Series B, 5.75% due 6/15/2007 (d)(e)                                                18,276

                                   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                   System, Revenue Refunding Bonds (d):
                          5,000        5.50% due 6/15/2033                                                                  5,452
                          1,250        Series A, 5.125% due 6/15/2034                                                       1,311
                          7,015        Series B, 5.75% due 6/15/2026                                                        7,262

                          1,020    New York City, New York, City Transit Authority, Metropolitan Transportation
                                   Authority, Triborough, COP, Series A, 5.625% due 1/01/2012 (a)                           1,123

                          3,000    New York City, New York, City Transitional Finance Authority, Future Tax Secured,
                                   Revenue Refunding Bonds, Series D, 5.25% due 2/01/2021 (d)                               3,273

                                   New York City, New York, City Transitional Finance Authority Revenue Bonds, Future
                                   Tax Secured:
                          6,805        6.25% due 5/15/2010 (b)(e)                                                           7,777
                            800        6.25% due 5/15/2010 (e)                                                                915
                          1,900        Series C, 5.50% due 5/01/2009 (e)                                                    2,079
                          1,260        Series C, 5.50% due 5/01/2025                                                        1,358
                         16,195        Series C, 5% due 2/01/2033 (b)                                                      16,984
                          2,500        Series E, 5.25% due 2/01/2022 (d)                                                    2,728

                          1,000    New York City, New York, City Transitional Finance Authority Revenue Refunding
                                   Bonds, Series A, 5% due 11/15/2026 (b)                                                   1,050

                                   New York City, New York, GO:
                         11,043        RIB, Series 725X, 8.93% due 3/15/2027 (c)(g)                                        13,653
                          3,000        Series A, 5.75% due 5/15/2010 (b)(e)                                                 3,362
                          2,500        Series B, 5.75% due 8/01/2013 (d)                                                    2,781
                          3,750        Series D, 5.25% due 10/15/2023                                                       4,015
                          2,500        Series D, 5% due 11/01/2026                                                          2,615
                          5,200        Series D, 5% due 11/01/2034                                                          5,411
                          8,000        Series J, 5% due 5/15/2023                                                           8,376
                          9,000        Series M, 5% due 4/01/2035                                                           9,378
                          2,295        Sub-Series C-1, 4.75% due 8/15/2025                                                  2,344
                          1,150        Sub-Series C-1, 5.25% due 8/15/2026                                                  1,221
                            600        VRDN, Sub-Series A-6, 2.16% due 11/01/2026 (c)(f)                                      600

                                   New York City, New York, GO, Refunding:
                            895        Series A, 6.375% due 5/15/2010 (b)(e)                                                1,028
                            105        Series A, 6.375% due 5/15/2013 (b)                                                     119
                             70        Series B, 7% due 2/01/2018 (a)                                                          70

                                   New York City, New York, IDA, Civic Facility Revenue Bonds (Ethical Culture
                                   Fieldston School Project), Sub-Series B-1 (l):
                          5,000        4.50% due 6/01/2035                                                                  4,975
                          1,500        5% due 6/01/2035                                                                     1,593

                                   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds (a):
                         22,000        DRIVERS, Series 884-Z, 7.544% due 10/15/2012 (g)                                    26,059
                          5,550        Series A, 5% due 10/15/2032                                                          5,877
                            750        Series A, 4.50% due 10/15/2033                                                         752

                          4,250    New York City, New York, Trust for Cultural Resources, Revenue Refunding Bonds
                                   (American Museum of Natural History), Series A, 5% due 7/01/2036 (d)                     4,486

                                   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                   Bonds (School Districts Bond Financing Program), Series C (d):
                            950        5% due 4/01/2026                                                                     1,007
                          2,850        5% due 4/01/2035                                                                     2,995

                                   New York State Dormitory Authority Revenue Bonds:
                          3,820        (Eger Health Care and Rehabilitation Center), 6.10% due 8/01/2037 (i)                4,283
                          1,500        (Long Island University), Series B, 5.25% due 9/01/2028 (k)                          1,591
                          2,500        (Mental Health Services Facilities Improvement), Series B, 5% due 2/15/2030 (a)      2,638
                          2,500        (Mental Health Services Facilities Improvement), Series B, 5% due 2/15/2035 (a)      2,632
                          2,000        (New School for Social Research), 5.75% due 7/01/2007 (d)(e)                         2,147
                          1,180        (New York State Rehabilitation Association), Series A, 5.25% due 7/01/2019 (j)       1,270
                          1,000        (New York State Rehabilitation Association), Series A, 5.125% due 7/01/2023 (j)      1,059
                          6,900        (School Districts Financing Program), Series E, 5.75% due 10/01/2030 (d)             7,765
                          1,000        Series B, 6.50% due 2/15/2011 (d)(h)                                                 1,161
                          3,560        (State University Adult Facilities), Series B, 5.75% due 5/15/2010 (c)(e)            3,994
                          1,780        (Upstate Community Colleges), Series A, 6% due 7/01/2010 (c)(e)                      2,020

                                   New York State Dormitory Authority, Revenue Refunding Bonds:
                          1,000        (City University System), Series 1, 5.625% due 1/01/2008 (c)(e)                      1,083
                          3,810        (City University System), Series C, 7.50% due 7/01/2010 (b)                          4,282
                             55        (Mental Health), Series A, 5.75% due 2/15/2007 (d)                                      58
                             95        (Mental Health), Series A, 5.75% due 2/15/2007 (d)(e)                                  101
                          4,255        (Mental Health Services Facilities Improvement), Series A, 5.75% due
                                       2/15/2007 (d)(e)                                                                     4,525
                          1,370        (School District Financing Program), Series I, 5.75% due 10/01/2018 (d)              1,550
                          6,000        (Siena College), 5.75% due 7/01/2026 (d)                                             6,410

                                   New York State Dormitory Authority, Supported Debt Revenue Bonds, (Mental Health
                                   Facilities), Series B:
                          1,570        5.25% due 2/15/2014 (e)                                                              1,748
                            270        5.25% due 2/15/2023                                                                    289

                          1,000    New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds
                                   (Department of Health), Series A, 5% due 7/01/2025 (j)                                   1,059

                          4,555    New York State Energy Research and Development Authority, Gas Facilities Revenue
                                   Bonds (Brooklyn Union Gas Company), AMT, Series B, 6.75% due 2/01/2024 (d)               4,677

                          3,500    New York State Environmental Facilities Corporation, Special Obligation Revenue
                                   Refunding Bonds (Riverbank State Park), 6.25% due 4/01/2012 (a)                          4,049

                          2,405    New York State, HFA, Revenue Refunding Bonds (Housing Mortgage Project), Series A,
                                   6.10% due 11/01/2015 (c)                                                                 2,513

                            800    New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds
                                   (Economic Development and Housing), Series A, 5% due 9/15/2023 (d)                         847

                                   New York State Housing Finance Agency, State Personal Income Tax, Revenue Refunding
                                   Bonds (Economic Development and Housing), Series A (b):
                          1,375        5% due 9/15/2030                                                                     1,445
                          1,000        5% due 9/15/2034                                                                     1,048

                          5,375    New York State Medical Care Facilities Finance Agency, Revenue Bonds (Health Center
                                   Project-Second Mortgage), Series A, 6.375% due 11/15/2019 (a)                            5,536

                          2,000    New York State Medical Care Facilities Finance Agency, Revenue Refunding Bonds
                                   (Hospital & Nursing Homes), Series B, 6.25% due 2/15/2025 (i)                            2,045

                          9,555    New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                   Series 67, 5.80% due 10/01/2028 (d)                                                      9,728

                          2,850    New York State Mortgage Agency Revenue Bonds, DRIVERS, AMT, Series 295, 9.101% due
                                   4/01/2030 (d)(g)                                                                         3,101

                                   New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                                   Series C:
                          3,470        5.25% due 6/01/2019                                                                  3,733
                          3,920        5.25% due 6/01/2020                                                                  4,249

                          6,000    New York State Thruway Authority, General Revenue Bonds, Series F, 5% due
                                   1/01/2030 (a)                                                                            6,337

                          2,820    New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds,
                                   Series A, 6.25% due 4/01/2011 (c)                                                        3,193

                                   New York State Thruway Authority, Local Highway and Bridge Service Contract
                                   Revenue Bonds (e):
                          3,000        5.75% due 4/01/2010 (a)                                                              3,361
                          2,000        Series A-2, 5.375% due 4/01/2008 (d)                                                 2,145

                                   New York State Thruway Authority, Local Highway and Bridge Service Contract
                                   Revenue Refunding Bonds (d):
                          2,170        6% due 4/01/2007 (e)                                                                 2,324
                          1,330        6% due 4/01/2011                                                                     1,422
                          2,075        6% due 4/01/2012                                                                     2,219

                          3,045    New York State Thruway Authority, Second General Highway and Bridge Trust Fund
                                   Revenue Bonds, Series A, 5.25% due 4/01/2023 (d)                                         3,326

                          4,750    New York State Urban Development Corporation, Personal Income Tax Revenue Bonds,
                                   Series C-1, 5% due 3/15/2013 (d)(e)                                                      5,215

                          3,190    New York State Urban Development Corporation, Revenue Refunding Bonds (Correctional
                                   Capital Facilities), Series A, 6.50% due 1/01/2011 (c)                                   3,660

                          1,000    Niagara Falls, New York, City School District, COP, Refunding (High School Facility),
                                   5% due 6/15/2028 (c)                                                                     1,052

                          1,000    Niagara Falls, New York, GO (Water Treatment Plant), AMT, 7.25% due 11/01/2010 (d)       1,172

                          2,705    Niagara, New York, Frontier Authority, Airport Revenue Bonds (Buffalo Niagara
                                   International Airport), Series B, 5.50% due 4/01/2019 (d)                                2,927

                          1,260    North Country, New York, Development Authority, Solid Waste Management System,
                                   Revenue Refunding Bonds, 6% due 5/15/2015 (c)                                            1,447

                                   North Hempstead, New York, GO, Refunding, Series B (b):
                          1,745        6.40% due 4/01/2013                                                                  2,067
                            555        6.40% due 4/01/2017                                                                    681

                          1,665    Oneida County, New York, IDA, Civic Facilities Revenue Bonds (Mohawk Valley),
                                   Series A, 5.20% due 2/01/2013 (c)                                                        1,769

                          2,500    Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 37th
                                   Series, 5.125% due 7/15/2030 (b)                                                         2,653

                                   Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds:
                          5,000        132nd Series, 5% due 9/01/2033 (j)                                                   5,283
                          4,000        AMT, 119th Series, 5.50% due 9/15/2016 (b)                                           4,137

                          4,075    Port Authority of New York and New Jersey, Revenue Bonds, Trust Receipts, AMT,
                                   Class R, Series 10, 9.074% due 1/15/2017 (c)(g)                                          4,463

                          7,500    Port Authority of New York and New Jersey, Revenue Refunding Bonds, DRIVERS, AMT,
                                   Series 177, 9.346% due 10/15/2032 (d)(g)                                                 8,532

                                   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds,
                                   AMT (d):
                          1,750        DRIVERS, Series 192, 8.845% due 12/01/2025 (g)                                       1,943
                          5,080        DRIVERS, Series 278, 8.845% due 12/01/2022 (g)                                       5,828
                         14,750        (JFK International Air Terminal), Series 6, 6.25% due 12/01/2010                    16,426
                          7,175        (JFK International Air Terminal LLC), Series 6, 6.25% due 12/01/2011                 8,074
                          4,425        (Special Project-JFK International Air Terminal), Series 6, 6.25% due 12/01/2013     5,039
                          7,380        (Special Project-JFK International Air Terminal), Series 6, 6.25% due 12/01/2014     8,515

                          1,255    Rensselaer County, New York, IDA, Civic Facility Revenue Bonds (Rensselaer
                                   Polytechnic Institute), Series B, 5.50% due 8/01/2022 (a)                                1,364

                          4,625    Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due
                                   6/01/2027                                                                                4,804

                                   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                                   Bonds (Ogden Martin System Huntington Project), AMT (a):
                          8,530        6% due 10/01/2010                                                                    9,503
                          9,170        6.15% due 10/01/2011                                                                10,402
                          6,470        6.25% due 10/01/2012                                                                 7,452

                                   Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                          5,000        Series A-1, 5.25% due 6/01/2020 (a)                                                  5,448
                          5,000        Series A-1, 5.25% due 6/01/2021 (a)                                                  5,431
                          2,000        Series A-1, 5.25% due 6/01/2022 (a)                                                  2,165
                          2,000        Series C-1, 5.50% due 6/01/2021                                                      2,197
                          1,900        Series C-1, 5.50% due 6/01/2022                                                      2,075

                                   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding
                                   Bonds (d):
                          2,500        Series A, 5% due 1/01/2032                                                           2,596
                          2,305        Series Y, 6% due 1/01/2012 (h)                                                       2,600

                                   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds (d):
                          7,000        5.25% due 11/15/2023                                                                 7,622
                         19,675        5% due 11/15/2032                                                                   20,528
                          1,500        Series B, 5% due 11/15/2032                                                          1,565

                                   Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds:
                          2,465        5% due 11/15/2028 (a)                                                                2,597
                          6,000        Series A, 5.25% due 11/15/2030 (d)                                                   6,454

                          5,000    Yonkers, New York, GO, Refunding, Series B, 5% due 8/01/2035 (d)                         5,270

                          2,010    Yonkers, New York, GO, Series A, 5.75% due 10/01/2010 (b)(e)                             2,268


Guam - 0.8%                        A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                                   AMT, Series C (d):
                          2,240        5.25% due 10/01/2021                                                                 2,387
                          2,050        5.25% due 10/01/2022                                                                 2,184


Puerto Rico -                      Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
14.3%                              Revenue Bonds:
                          1,900        5.25% due 7/01/2018 (b)                                                              2,096
                          2,265        Series G, 5.25% due 7/01/2019 (b)                                                    2,498
                          1,000        Series G, 5.25% due 7/01/2021 (b)                                                    1,100
                          1,250        Trust Receipts, Class R, Series B, 9.074% due 7/01/2035 (d)(g)                       1,553

                          8,495    Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                                   Revenue Refunding Bonds, Series D, 5.75% due 7/01/2041                                   9,473

                                   Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax and
                                   Capital Appreciation Revenue Bonds, Series A:
                         23,530        4.62%** due 7/01/2031 (b)                                                            7,089
                          3,900        4.67%** due 7/01/2035 (a)                                                              970
                          8,000        4.77%** due 7/01/2044 (a)                                                            1,256

                                   Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax Revenue
                                   Bonds, Series B:
                          5,250        5% due 7/01/2041                                                                     5,474
                          4,750        5% due 7/01/2041 (j)                                                                 4,989

                                   Puerto Rico Commonwealth, Public Improvement, GO, Series A:
                          4,605        5.25% due 7/01/2019                                                                  4,941
                          7,480        5.25% due 7/01/2020                                                                  8,015

                                   Puerto Rico Electric Power Authority, Power Revenue Bonds:
                          4,750        Series NN, 5.125% due 7/01/2029                                                      5,024
                          7,315        Series RR, 5% due 7/01/2029 (j)                                                      7,786
                          6,970        Series RR, 5% due 7/01/2030 (l)                                                      7,389

                          3,175    Puerto Rico Public Buildings Authority, Government Facilities, Revenue Refunding
                                   Bonds, Series J, 5% due 7/01/2036 (a)                                                    3,445

                                   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                   Series E:
                          2,300        5.50% due 2/01/2012 (e)                                                              2,554
                            700        5.50% due 8/01/2029                                                                    754

                          6,100    Puerto Rico Public Finance Corporation Revenue Bonds, DRIVERS, Series 272, 8.735%
                                   due 8/01/2030 (g)                                                                        6,605

                                   Total Municipal Bonds (Cost - $779,189) - 142.1%                                       824,573


                    Shares Held    Short-Term Securities
                              +    CMA New York Municipal Money Fund (n)                                                        +

                                   Total Short-Term Securities (Cost - $0) - 0.0%                                               +

                                   Total Investments (Cost - $779,189*) - 142.1%                                          824,573
                                   Other Assets Less Liabilities - 2.5%                                                    14,776
                                   Preferred Stock, at Redemption Value - (44.6%)                                       (259,043)
                                                                                                                      -----------
                                   Net Assets Applicable to Common Stock - 100.0%                                     $   580,306
                                                                                                                      ===========

  + Amount is less than 1,000.

  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:


                                                             (in Thousands)

    Aggregate cost                                          $       779,471
                                                            ===============
    Gross unrealized appreciation                           $        45,552
    Gross unrealized depreciation                                     (450)
                                                            ---------------
    Net unrealized appreciation                             $        45,102
                                                            ===============

 ** Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase by the Fund.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Prerefunded.

(f) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.
    The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(h) Escrowed to maturity.

(i) FHA Insured.

(j) CIFG Insured.

(k) Radian Insured.

(l) XL Capital Insured.

(m) All or portion of security held as collateral in connection with open future contracts.

(n) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                              (in Thousands)

                                                  Net              Dividend
    Affiliate                                   Activity            Income

    CMA New York Municipal Money Fund             (52)               $  7


    Financial futures contracts sold as of July 31, 2005 were as follows:

                                                              (in Thousands)

    Number of                       Expiration        Face        Unrealized
    Contracts      Issue               Date          Value       Appreciation

      410         10-Year           September
             U.S. Treasury Bond        2005        $  46,060       $   556


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield New York Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield New York Insured Fund, Inc.


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield New York Insured Fund, Inc.


Date: September 23, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       MuniYield New York Insured Fund, Inc.


Date: September 23, 2005